Inventories (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Classes of current inventories [abstract]
Raw materials, consumables and changes in finished goods and work in progress	₨ 94,580		₨ 78,526	₨ 71,708
Inventory write-downs	₨ 5,220	$ 61	₨ 3,563	₨ 4,869